Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	252,996,904.52	15,841
Yield Supplement Overcollateralization Amount 10/31/25	14,386,305.15	0
Receivables Balance 10/31/25	267,383,209.67	15,841
Principal Payments	11,988,668.01	625
Defaulted Receivables	437,239.50	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	13,398,898.24	0
Pool Balance at 11/30/25	241,558,403.92	15,199

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.83%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	6,346,479.62	273
Past Due 61-90 days	2,292,180.09	94
Past Due 91-120 days	289,500.13	11
Past Due 121+ days	0.00	0
Total	8,928,159.84	378

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.01%
Delinquency Trigger Occurred	NO

Recoveries	165,919.34
Aggregate Net Losses/(Gains) - November 2025	271,320.16
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.22%
Prior Net Losses/(Gains) Ratio	0.26%
Second Prior Net Losses/(Gains) Ratio	-0.11%
Third Prior Net Losses/(Gains) Ratio	0.32%
Four Month Average	0.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.64%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.96%
Weighted Average Contract Rate, Yield Adjusted	10.04%
Weighted Average Remaining Term	34.03

Flow of Funds	$ Amount
Collections	13,401,286.97
Investment Earnings on Cash Accounts	17,217.33
Servicing Fee	(222,819.34)
Transfer to Collection Account	-
Available Funds	13,195,684.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	801,672.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	6,400,325.38
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	763,026.22

Total Distributions of Available Funds	13,195,684.96

Servicing Fee	222,819.34
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	247,958,729.30
Principal Paid	11,438,500.60
Note Balance @ 12/15/25	236,520,228.70

Class A-1
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2a
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2b
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-3
Note Balance @ 11/17/25	104,998,729.30
Principal Paid	11,438,500.60
Note Balance @ 12/15/25	93,560,228.70
Note Factor @ 12/15/25	33.4286940%

Class A-4
Note Balance @ 11/17/25	97,610,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	97,610,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	30,230,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	30,230,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	15,120,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	15,120,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	994,158.14
Total Principal Paid	11,438,500.60
Total Paid	12,432,658.74

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.14202%
Coupon	4.57202%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.83000%
Interest Paid	422,619.89
Principal Paid	11,438,500.60
Total Paid to A-3 Holders	11,861,120.49

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9866302
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3518857
Total Distribution Amount	12.3385159

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.5100039
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.8693033
Total A-3 Distribution Amount	42.3793072

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	559.54
Noteholders' Principal Distributable Amount	440.46

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	5,038,175.22
Investment Earnings	15,531.29
Investment Earnings Paid	(15,531.29)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,031,972.88	1,957,914.12	2,210,854.28
Number of Extensions	89	85	95
Ratio of extensions to Beginning of Period Receivables Balance	0.76%	0.69%	0.74%